Organization And Summary Of Significant Accounting Policies (Narrative) (Investment In Hotel Properties, Income Taxes) (Details)	12 Months Ended
Dec. 31, 2012
Expected sale period for held for sale property	1 year
Percentage of provided valuation allowance	100.00%
Period for cumulative loss, prior years	2 years
Minimum [Member]
Percentage of taxable income not subject to federal income tax	90.00%
Building [Member] | Minimum [Member]
Property, plant and equipment, useful life	15 years
Building [Member] | Maximum [Member]
Property, plant and equipment, useful life	40 years
Furniture, Fixtures And Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life	3 years
Furniture, Fixtures And Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life	12 years